Provisions - Schedule of provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	$ 19,139
Exchange adjustments	(196)
Acquisitions	40
New and increase in existing provisionsa	4,697
Unused provision reversed, other provisions	725
Unwinding of discountb	617
Change in discount rate	(953)
Provision used, other provisions	3,198
Reclassified to other payables	(618)
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	45
Decrease through loss of control of subsidiary, other provisions	470
Ending balance, provisions	18,288	$ 19,139
Current provisions	3,600	4,418
Non-current provisions	14,688	14,721
Decommissioning
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	12,372
Exchange adjustments	(53)
Acquisitions	0
New and increase in existing provisionsa	942
Unused provision reversed, other provisions	0
Unwinding of discountb	499
Change in discount rate	(886)
Provision used, other provisions	52
Reclassified to other payables	(591)
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	40
Decrease through loss of control of subsidiary, other provisions	433
Ending balance, provisions	11,758	12,372
Current provisions	641
Non-current provisions	11,117
Environmental
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	1,614
Exchange adjustments	(9)
Acquisitions	0
New and increase in existing provisionsa	254
Unused provision reversed, other provisions	35
Unwinding of discountb	61
Change in discount rate	(38)
Provision used, other provisions	287
Reclassified to other payables	(21)
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	0
Decrease through loss of control of subsidiary, other provisions	21
Ending balance, provisions	1,518	1,614
Current provisions	351
Non-current provisions	1,167
Litigation And Claims
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	727
Exchange adjustments	(9)
Acquisitions	29
New and increase in existing provisionsa	125
Unused provision reversed, other provisions	18
Unwinding of discountb	20
Change in discount rate	(22)
Provision used, other provisions	151
Reclassified to other payables	0
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	0
Decrease through loss of control of subsidiary, other provisions	0
Ending balance, provisions	701	727
Current provisions	109
Non-current provisions	592
Emissions
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	3,025
Exchange adjustments	(58)
Acquisitions	0
New and increase in existing provisionsa	1,931
Unused provision reversed, other provisions	339
Unwinding of discountb	0
Change in discount rate	0
Provision used, other provisions	2,229
Reclassified to other payables	0
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	0
Decrease through loss of control of subsidiary, other provisions	0
Ending balance, provisions	2,330	3,025
Current provisions	1,877
Non-current provisions	453
Other provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	1,401
Exchange adjustments	(67)
Acquisitions	11
New and increase in existing provisionsa	1,445
Unused provision reversed, other provisions	333
Unwinding of discountb	37
Change in discount rate	(7)
Provision used, other provisions	479
Reclassified to other payables	(6)
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	5
Decrease through loss of control of subsidiary, other provisions	16
Ending balance, provisions	1,981	$ 1,401
Current provisions	622
Non-current provisions	$ 1,359